Significant Accounting Policies - Summary of Impacts of Adopting IFRS 16 on Consolidated Statement of Financial Position (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020	Apr. 01, 2019
Current assets:
Prepaid expenses	$ 4,631,422	$ 2,296,003
Non-current assets:
Right-of-use of assets	3,541,147	1,386,254
Total assets	234,744,571	168,775,947
Current liabilities:
Lease liabilities	288,947	450,125
Non-current liabilities:
Lease liabilities	3,626,574	1,141,314
Total liabilities and equity	$ 234,744,571	$ 168,775,947
Increase (Decrease) due to Application of IFRS 16
Current assets:
Prepaid expenses			$ (22,127)
Non-current assets:
Right-of-use of assets			1,176,744
Total assets			1,154,617
Current liabilities:
Lease liabilities			334,872
Non-current liabilities:
Lease liabilities			1,027,490
Deferred lease inducements			(207,745)
Total liabilities and equity			$ 1,154,617